Transactions with Related Parties - Summary of Compensation Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term benefits	R$ 11,902	R$ 5,330
Share-based payments	18,878	19,941
Key management personnel compensation	R$ 30,780	R$ 25,271